Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Accounts receivable - trade, allowance for doubtful accounts	$ (4,016)	$ (3,851)
PROPERTY, PLANT AND EQUIPMENT, accumulated depreciation	417,457	341,222
INTANGIBLE ASSETS, accumulated amortization	503,117	417,647
Debt issuance costs, noncurrent, net	$ 12,008	$ 20,645
General partner interest	0.10%	0.10%
General partner, notional units outstanding (in units)	124,633	121,594
Limited partner interest	99.90%	99.90%
Limited partners, common units issued (in units)	124,508,497	121,472,725
Limited partners, common units outstanding (in units)	124,508,497	121,472,725
Class A Convertible Preferred Units
Preferred units dividend rate	10.75%	10.75%
Temporary equity, issued (in units)	19,942,169	19,942,169
Temporary equity, outstanding (in units)	19,942,169	19,942,169
Class B Perpetual Preferred Units
Preferred units, issued (in units)	8,400,000	8,400,000
Preferred units, outstanding (in units)	8,400,000	8,400,000